Expense Example - Transamerica BlackRock Tactical Allocation VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	79	246	428	954	104	325	563	1,248